Divestitures - Additional Information (Detail) - CAD ($) $ in Millions			2 Months Ended	3 Months Ended			6 Months Ended
	Dec. 01, 2025	Oct. 31, 2025	Jan. 31, 2026	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of detailed information about business combination [line items]
Non-interest income				$ 4,316	$ 4,064	$ 3,810	$ 8,380	$ 8,009
Non interest expense				5,189	5,299	$ 5,110	10,488	$ 11,601
Total liabilities		$ 1,371,455	$ 1,386,957	1,432,939	1,386,957		1,432,939
Total assets		1,460,042	1,475,979	1,521,521	$ 1,475,979		1,521,521
Colombia, Costa Rica and Panama [Member]
Disclosure of detailed information about business combination [line items]
Non-interest income				423
Non interest expense				11
Total impairment loss after tax		$ 1,342
Common equity tier 1 capital ratio impact		0.15%
Investment in associate fair value		$ 1,370
Proportion of ownership interest in common share	14.99%
Non interest income after tax			$ 377
Proportion of ownership interest in associate	20.30%
Colombia, Costa Rica and Panama [Member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about business combination [line items]
Total liabilities				22,000			22,000
Total assets				$ 24,000			$ 24,000